Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]
Profit or loss [abstract]
Revenue from single-family rental properties	$ 441,743	$ 366,982
Direct operating expenses	(145,768)	(121,242)
Net operating income from single-family rental properties	295,975	245,740
Revenue from private funds and advisory services	50,693	34,090
Income from equity-accounted investments in multi-family rental properties	75,333	746
Income from equity-accounted investments in Canadian residential developments	8,200	13,378
Other income	4,786	2,565
Income (loss) from investments in U.S. residential developments	31,726	(61,776)
Compensation expense	(89,951)	(52,095)
Performance fees expense	(42,272)	(1,055)
General and administration expense	(41,420)	(34,235)
Loss on debt extinguishment	(3,497)	0
Transaction costs	(13,260)	(11,607)
Interest expense	(147,680)	(137,146)
Fair value gain on rental properties (Note 6)	990,575	220,849
Fair value gain on Canadian development properties	10,098	0
Fair value loss on derivative financial instruments and other liabilities	(220,177)	(7,461)
Amortization and depreciation expense	(12,129)	(10,826)
Realized and unrealized foreign exchange loss	(2,934)	(170)
Net change in fair value of limited partners’ interests in single-family rental business	(185,921)	(50,581)
Total income (expense)	361,477	(129,414)
Income before income taxes from continuing operations	708,145	150,416
Income tax recovery - current	43,427	4,045
Income tax expense - deferred	(234,483)	(41,824)
Net income from continuing operations	517,089	112,637
(Loss) income before income taxes from discontinued operations	(77,224)	2,372
Income tax (expense) recovery - current	(46,502)	5
Income tax recovery - deferred	56,164	1,399
Net (loss) income from discontinued operations	(67,562)	3,776
Net income	449,527	116,413
Attributable to:
Shareholders of Tricon	445,255	113,322
Non-controlling interest	4,272	3,091
Net income	449,527	116,413
Items that will be reclassified subsequently to net income
Cumulative translation reserve	(553)	3,999
Comprehensive income for the year	448,974	120,412
Attributable to:
Shareholders of Tricon	444,702	117,321
Non-controlling interest	4,272	3,091
Comprehensive income for the year	$ 448,974	$ 120,412
Basic earnings per share attributable to shareholders of Tricon
Continuing operations (in dollars per share)	$ 2.34	$ 0.56
Discontinued operations (in dollars per share)	(0.31)	0.02
Basic (loss) earnings per share (in dollars per share)	2.03	0.58
Diluted earnings per share attributable to shareholders of Tricon
Continuing operations (in dollars per share)	2.31	0.56
Discontinued operations (in dollars per share)	(0.31)	0.02
Diluted (loss) earnings per share (in dollars per share)	$ 2.00	$ 0.58
Weighted average shares outstanding - basic (in shares)	219,834,130	194,627,127
Weighted average shares outstanding - diluted (in shares)	222,118,737	195,795,473

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.